Fair Value Measurement of Financial Instruments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Transfers between the levels of fair value hierarchy	¥ 0	¥ 0